Document and Entity Information	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2023
Entity File Number	001-38095
Entity Registrant Name	Ingersoll Rand Inc.
Entity Central Index Key	0001699150
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2393770
Entity Address, Address Line One	525 Harbour Place Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	655-4000
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	IR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false